SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 29, 2012
Summary of Significant Accounts and Balances by Segment, Reconciled to Consolidated Totals

A summary of significant accounts and balances by segment, reconciled to consolidated totals follows.

(In thousands)		North American Retail	North American Business Solutions	International	Eliminations and Other*	Consolidated Total
Sales	2012	$4,457,826	$3,214,915	$3,022,911	$—	$10,695,652
	2011	$4,870,166	$3,261,953	$3,357,414	$—	$11,489,533
	2010	$4,962,838	$3,290,430	$3,379,826	$—	$11,633,094
Division operating income (loss)	2012	$(101,933)	$104,841	$(20,272)	$—	$(17,364)
	2011	$27,504	$73,437	$33,009	$—	$133,950
	2010	$31,064	$(16,769)	$51,357	$—	$65,652
Capital expenditures	2012	$60,521	$31,494	$25,350	$2,895	$120,260
	2011	$70,884	$31,838	$26,356	$1,239	$130,317
	2010	$82,934	$53,407	$27,637	$5,474	$169,452
Depreciation and amortization	2012	$102,611	$43,300	$33,810	$23,468	$203,189
	2011	$108,991	$42,065	$37,331	$23,023	$211,410
	2010	$107,701	$42,522	$36,103	$21,993	$208,319
Charges for losses on receivables and inventories	2012	$40,237	$5,835	$18,858	$—	$64,930
	2011	$31,274	$6,578	$18,348	$—	$56,200
	2010	$37,681	$8,463	$11,680	$—	$57,824
Net earnings from equity method investments	2012	$—	$—	$30,462	$—	$30,462
	2011	$—	$—	$31,426	$—	$31,426
	2010	$—	$—	$30,635	$—	$30,635
Assets	2012	$1,188,985	$669,899	$1,311,716	$840,179	$4,010,779
	2011	$1,453,858	$596,223	$1,373,108	$827,795	$4,250,984

*	Amounts included in “Eliminations and Other” consist of assets (including all cash and cash equivalents) and depreciation related to corporate activities.

Reconciliation of Division Operating Profit to Consolidated Earnings

A reconciliation of the measure of Division operating income (loss) to Earnings (loss) before income taxes follows.

(In thousands)	2012	2011	2010
Division operating income (loss)	$(17,364)	$133,950	$65,652
Add/(subtract):
Recovery of purchase price	68,314	—	—
Unallocated charges	(7,400)	(5,594)	(11,679)
Unallocated operating expenses	(74,391)	(94,602)	(91,264)
Interest expense	(68,937)	(33,223)	(58,498)
Interest income	2,240	1,231	4,663
Loss on extinguishment of debt	(12,110)	—	—
Miscellaneous income, net	34,225	30,857	34,451

Earnings (loss) before income taxes	$(75,423)	$32,619	$(56,675)

Geographic Financial Information Relating to Business

Geographic financial information relating to the Company’s business is as follows (in thousands).

	Sales			Property and Equipment, Net
	2012	2011	2010	2012	2011	2010
United States	$7,670,805	$8,108,402	$8,189,642	$707,628	$901,572	$980,426
International	3,024,847	3,381,131	3,443,452	148,713	165,468	176,587

Total	$10,695,652	$11,489,533	$11,633,094	$856,341	$1,067,040	$1,157,013

Sales by Product Group Information	Total Company sales by product group were as follows:

	2012	2011	2010
Supplies	65.5%	65.1%	65.2%
Technology	20.9%	21.9%	22.4%
Furniture and other	13.6%	13.0%	12.4%

	100.0%	100.0%	100.0%